EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

23)  EQUITY

a.1)  Conversion of preferred shares to common shares

At the Extraordinary General Meeting (“AGE”) of the Company, held on October 1, 2020, the following were approved: (i) the conversion of the total of 1,119,340,706 (one billion, one hundred and nineteen million, three hundred and forty thousand, seven hundred and six) preferred shares issued by the Company in common, registered, book-entry shares with no par value, in the proportion of 1 (one) common share for each 1 (one) preferred share converted, with extinction of the preferred shares ("Conversion"); (ii) the amendment and / or exclusion of article 4, caput and paragraphs, article 5, caput, article 7, caput and single paragraph, article 9, caput and single paragraph, article 10, caput and items (i), (ii ) and (iii) and article 14, caput, of the Company's Bylaws; and (iii) the consolidation of the Company's Bylaws.

Also, on October 1, 2020, AGESP ratified: (i) the Conversion; and (ii) the amendment to article 9, caput and sole paragraph, of the Company's Bylaws, pursuant to article 136, first paragraph, of Law 6,404 / 76 (“Lei das S.A.”).

Pursuant to articles 136, items II and 137, item I, of the Brazilian Corporation Law, in view of the ratification of the Conversion by AGESP, the shareholders holding preferred shares issued by the Company who: (i) dissented from the resolution taken at AGESP; (ii) abstained from voting on the resolution taken at AGESP; or (iii) did not attend AGESP, had the right to withdraw from the Company, through the reimbursement of the value, of all or part of their shares, except for the provisions of article 137, third paragraph, of the Brazilian Corporation Law. the publication of the minutes took place on October 2, 2020, and the next subsequent business day was October 5, 2020, the period of 30 (thirty) days for exercising the withdrawal right started on October 5, 2020 (inclusive) and ended on November 3, 2020 (inclusive).

The shareholders who, evidently, were holders of shares issued by the Company since March 9, 2020 (inclusive), the date of the disclosure of the Material Fact that initially dealt with the Conversion, were able to exercise the right of withdrawal exercise of the effective right.

The amount of reimbursement per preferred share paid as a result of exercising the right to withdraw was determined based on (i) the Company's shareholders' equity in the financial statements for the fiscal year ended on December 31, 2019, duly approved by the General Meeting Company's Ordinary Meeting held on May 28, 2020 (“AGM”); and (ii) the number of common and preferred shares, excluding treasury shares, corresponded to R$41.72 (forty-one reais and seventy-two cents) per share. The amount equivalent to the amount of complementary dividends declared by the Company at the AGM was deducted from the reimbursement value per share, since the declared dividends amounted to the profit account and, therefore, the book value per share on December 31, 2019 Considering that the Company's share capital was divided into 1,688,693,776 (one billion, six hundred and eighty-eight million, six hundred and ninety-three thousand, seven hundred and seventy-six) shares (including common and preferred shares and excluding treasury shares), the reimbursement amount to be paid to dissenting shareholders, corresponding to the adjusted shareholders' equity, was R$40.38 (forty reais and thirty-eight cents) per preferred share. Regarding the reimbursement amount, there was no type of monetary correction or adjustment on this amount, as well as any fractions of cents were disregarded.

As a result of the right to withdraw from the Conversion described above, on November 19, 2020, the Company paid R$32 to shareholders who exercised the right to withdraw, representing 805 preferred shares.

On November 23, 2020, the Company issued a material fact, communicating to its shareholders and the market in general that, as of this date: (i) the preferred shares issued by the Company will no longer be traded, due to the conversion of the all preferred shares in common shares; and (ii) only common shares of its issue will be traded, under the ticker “VIVT3”. With the completion of the aforementioned share conversion, the Company proceeded with the conversion of the American Depositary Receipt (ADR) program registered with the Securities and Exchange Commission (“SEC”), and it is expected that, as of this date, the Stock Exchange of New York (“NYSE”) suspend the trading of ADRs backed by preferred shares and start trading ADRs backed by common shares in the “when issued” format under the ticker “VIV WI” and, from November 30, 2020 , in the “regular way” format, under the “VIV” ticker.

For the effective implementation of the conversion of shares, a voting agreement was signed between the shareholders Telefónica S.A., Telefónica Latinoamérica Holding, S.L., SP Telecomunicações Participações Ltda. and, as the consenting intervening party, the Company, in order to comply with the provisions of items a.1 and a.2 of ANATEL Judgment 430, of August 11, 2020.

a.2)  Capital

Pursuant to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common shares. The Board of Directors is the competent body to decide on any increase and consequent issue of new shares within the authorized capital limit.

Brazilian Corporation Law (Law nº 6404/76, Article 166, item IV) - establishes that capital may be increased by means of a Special Shareholders’ Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.

The shareholders will have preemptive rights to subscribe for a capital increase, in proportion to the number of shares they own. By resolution of the Board of Directors, the preemptive right in the issuance of shares, convertible debentures and subscription bonus, whose placement may be made through sale on the Stock Exchange or public subscription, exchange for shares in a public offer for acquisition may be excluded control, under the terms of articles 257 and 253 of the Corporation Law, as well as, enjoy tax incentives, under the terms of special legislation, as provided for in article 172 of the Corporation Law.

Subscribed and paid-in capital on December 31, 2020 and 2019 amounted to R$63,571,416.

After the processes of: (i) conversion of preferred shares into common shares; (ii) share buyback program; and (iii) exercise of the right to dissent from the conversion of preferred shares into common shares, on December 31, 2020 the capital started to be represented by shares, all common, book-entry and without par value, distributed as follows:

	Total
Shareholders	Number	%
Controlling Group	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	407,279,213	24.09%
Telefónica	503,329,803	29.76%
SP Telecomunicações Participações	332,695,590	19.67%
Telefónica Chile	936,513	0.06%
Other shareholders	443,933,052	26.25%
Treasury Shares	2,810,752	0.17%
Total shares	1,690,984,923	100.00%
Treasury Shares	(2,810,752)
Total shares outstanding	1,688,174,171

b) Capital reserves

b.1) Special goodwill reserve

This represents the tax benefit generated by the merger of Telefonica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholders (SP Telecomunicações Participações) after the tax credits are realized under the terms of CVM Ruling No. 319/99.

The balance of this account on December 31, 2020 and 2019 totaled R$63,074.

b.2) Other capital reserves

The breakdown on December 31, 2020 and 2019 was as follows.

	12.31.20	12.31.19
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks by TData (7)	(59,029)	(59,029)
Effects of the acquisition of TIS by Terra Networks (8)	(48,135)	(48,135)
Effects of the acquisition and sale of CyberCo Brasil (9)	39,521	—
Other	76	76
Total	1,229,730	1,190,209

(1)It referes the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.

(4)The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.

(5)Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, 35 and 36. It would be recorded in equity when there is no change in the shareholding control.

(6)It refers about the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)The effects refer the acquisition of Terra Networks by TData, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired.

(8)The effects refer the acquisition of TIS by Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (Note 1 c).

(9)Refers to the effects on the Company and on a subsidiary, due to the acquisition and sale of CyberCo Brasil, referring to the difference between the consideration received in exchange for the alienated shareholding (Note 1.c).

b.3) Treasury shares

These are equity instruments that are repurchased and recognized at cost and deducted from shareholders' equity. No gain or loss is recognized in the statement of income on the purchase, sale, issue or cancellation of the equity instruments of the Company. Any difference between the book value and the consideration is recognized in other capital reserves.

The Company's shares held in treasury whose balance is resulting: (i) from the exercise of the right to withdraw from the Company's common and preferred shareholders, who expressed their dissent regarding the acquisition of GVTPart.; (ii) the exercise of the right to withdraw from the holders of preferred shares of the Company who expressed their dissent from the process of converting the Company's preferred shares into common shares; (iii) the acquisition of preferred shares in the financial market in accordance with the share buyback program; and (iii) transfers of preferred shares, related to compliance with court decisions in which the Company is involved, which deals with rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

During the year of 2020, 519,605 shares were acquired, of which 232,805 preferred shares and 286,800 common shares, in the total amount of R$22,721, resulting from the right of withdrawal in the conversion of preferred shares to common shares and through the Share Repurchase Program of the Company.

The balance of this account on December 31, 2020 totaled R$110,541, consisting of 2,810,752 common shares (on December 31, 2019 totaled R$87,820, consisting of 2,290,164 common shares and 983 preferred shares).

c) Income reserves

c.1) Legal Reserve

This reserve is obligatorily constituted by the Company on the basis of 5% of net income for the year, up to 20% of the paid-in capital stock. The legal reserve may only be used to increase share capital and to offset accumulated losses.

c.2) Expansion and Modernization Reserve

This reserve is constituted based on the capital budget, whose purpose is to guarantee the expansion of the network capacity to meet the Company's increasing demand and guarantee the quality of service rendering. In accordance with Article 196 of Law No. 6404/76, the capital budget will be submitted for appreciation and approval by the Annual Shareholders' Meeting. On May 28, 2020, the Company's Annual General Meeting (“AGM”) approved the allocation of the result for the 2019 fiscal year, including the reversal of the 2018 reserve in the amount of R$1,700,000 and the constitution of a new 2019 reserve in the amount of R$600,000. In 2020, the 2019 reserve was reversed in the amount of R$600,000, which will be submitted for appreciation and approval by the AGM, scheduled to be held on April 15, 2021.

c.3) Tax Incentives

The Company has State VAT (ICMS) tax benefits in the states of Minas Gerais and Espírito Santo, relating to tax credits approved by the relevant bodies of said states, in connection with investments in the installation of SMP support equipment, fully operational, in accordance with the rules in force, ensuring that the localities listed in the call for bid be included in the SMP coverage area. The portion of profit subject to the incentive was excluded from dividend calculation and may be used only in the event of capital increase or loss absorption.

c.4) Changes of income reserves

The amounts of the income reserves are distributed as follows:

		Expansion and
		Modernization
	Legal reserve	Reserve	Tax incentives	Total
Balance on 12.31.18	2,584,757	1,700,000	39,413	4,324,170
Reversal of reserves	—	(1,700,000)	—	(1,700,000)
Recording of reserves	250,051	600,000	18,166	868,217
Balance on 12.31.19	2,834,808	600,000	57,579	3,492,387
Reversal of reserves	—	(600,000)	—	(600,000)
Recording of reserves	238,526	—	18,766	257,292
Balance on 12.31.20	3,073,334	—	76,345	3,149,679

d)  Dividend and interest on equity (IOE)

d.1) Additional dividends proposed for 2019

On May 28, 2020, the AGM approved the allocation of proposed additional dividends for 2019, not yet distributed, amounting to R$2,195,575 to the holders of common and preferred shares that were registered in the Company's records at the end of the day of the Ordinary General Meeting. The amount was paid on December 9, 2020.

d.2) Remuneration to shareholders

The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law.

The table below shows the calculation of dividends and interest on equity for 2020 and 2019:

	2020	2019
Net income for the year	4,770,527	5,001,014
Allocation to legal reserve	(238,526)	(250,051)
(-) Tax incentives - not distributable	(18,766)	(18,166)
Adjusted net income	4,513,235	4,732,797
Dividend and IOE distributed for the year:	(3,830,000)	(3,588,000)
Interest on equity (gross)	(2,630,000)	(2,588,000)
Interim dividends	(1,200,000)	(1,000,000)
Balance of unallocated net income	683,235	1,144,797
(+) Reversal special reserve for modernization and expansion	600,000	1,700,000
(+) Unclaimed dividends and interest on equity	99,788	82,898
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	204,495	(132,120)
Income available to be distributed	1,587,518	2,795,575
Proposal for Distributions:
Special reserve for modernization and expansion	—	600,000
Additional proposed dividends	1,587,518	2,195,575
Proposed additional dividends - Net income for the year	987,518	495,575
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization	600,000	1,700,000
Total	1,587,518	2,795,575
Mandatory minimum dividend - 25% of adjusted net income	1,128,309	1,183,199

The proposal to management of the 2020 financial year that is presented above will be submitted to the annual general meeting to be held in 2021.

Total proposed for deliberation - per share	2020	2019
Common shares	0.940376	1.219339
Preferred shares	—	1.341273

In 2020 and 2019, the Company allocated interim dividends and interest on equity, which were allocated to mandatory minimum dividends, as follows:

2020

	Dates			Gross Amount			Net Value			Amount per Share, Net
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/14/20	02/28/20	Until 12/31/21	85,373	184,627	270,000	72,567	156,933	229,500	0.12745554999	0.14020110499
IOE	03/19/20	03/31/20	Until 12/31/21	47,430	102,570	150,000	40,315	87,185	127,500	0.07080863888	0.07788950277
IOE	06/17/20	06/30/20	Until 12/31/21	284,578	615,422	900,000	241,891	523,109	765,000	0.42485183332	0.46733701665
IOE	09/17/20	09/28/20	Until 12/31/21	205,528	444,472	650,000	174,699	377,801	552,500	0.30683743517	0.33752117869
IOE	11/16/20	11/27/20	Until 12/31/21	400,000	—	400,000	340,000	—	340,000	0.20136681027	—
IOE	12/15/20	12/28/20	Until 12/31/21	260,000	—	260,000	221,000	—	221,000	0.13091066301	—
Dividends	12/15/20	12/28/20	Until 12/31/21	1,200,000	—	1,200,000	1,200,000	—	1,200,000	0.71082712946	—
Total				2,482,909	1,347,091	3,830,000	2,290,472	1,145,028	3,435,500

2019

	Dates			Gross Amount			Net Value			Amount per Share
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/15/19	02/28/19	08/18/20	221,338	478,662	700,000	188,137	406,863	595,000	0.33044031480	0.36348434628
IOE	04/17/19	04/30/19	08/18/20	180,233	389,767	570,000	153,198	331,302	484,500	0.26907282777	0.29598011054
IOE	06/17/19	06/28/19	08/18/20	306,079	661,921	968,000	260,167	562,633	822,800	0.45695174961	0.50264692458
IOE	12/19/19	12/30/19	08/18/20	110,669	239,331	350,000	94,069	203,431	297,500	0.16522015740	0.18174217314
Dividends	12/19/19	12/30/19	08/18/20	316,198	683,802	1,000,000	316,198	683,802	1,000,000	0.55536187362	0.61089806098
Total				1,134,517	2,453,483	3,588,000	1,011,769	2,188,031	3,199,800

The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.

Until November 22, 2020, the date on which preferred shares were closed, the Company's capital was divided into preferred and common shares. Preferred shares were not entitled to vote, except in the cases provided for in articles 9 and 10 of the previous Bylaws, being guaranteed priority in the reimbursement of capital, without premium and in the receipt of a dividend 10% higher than that attributed to each common share , as provided in article 7 of the Company's Bylaws and in item II of paragraph 1 of article 17 of Law No. 6,404/76.

Dividends and interest on capital decided on the credit date as of November 23, 2020, contemplate the effects of converting preferred shares into common shares (Note 23 a.1).

d.3) Unclaimed dividends and interest on equity

Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation three years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.

For the years ended December 31, 2020 and 2019, the Company reversed unclaimed dividends and interest on equity amounting to R$99,788 and R$82,898, respectively, which were included in calculations for decisions on Company dividends.

e)  Other comprehensive income

Financial assets at fair value through other comprehensive income: These refer to changes in fair value of financial assets available for sale.

Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.

Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).

Changes in other comprehensive income were as follows:

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.18	(9,070)	336	37,959	29,225
Translation gains	—	—	1,859	1,859
Losses from future contracts	—	(336)	—	(336)
Losses on financial assets at fair value through other comprehensive income	(11)	—	—	(11)
Balance on 12.31.19	(9,081)	—	39,818	30,737
Translation gains	—	—	39,008	39,008
Losses from future contracts	—	(4,147)	—	(4,147)
Gains on financial assets at fair value through other comprehensive income	290	—	—	290
Balance on 12.31.20	(8,791)	(4,147)	78,826	65,888

f)  Company shares repurchase program

On July 28, 2020, the Company's Board of Directors, in accordance with article no. 17, item XV of the Bylaws and CVM Instruction no. 567, approved a new Share Repurchase Program of the Company, which has as its objective the acquisition of common shares issued by the Company for subsequent cancellation, sale or maintenance in treasury, without reducing the share capital. This is designed to increase shareholder value by efficiently investing the available cash resources and optimizing the capital allocation of the Company.

The repurchase will be made using the capital reserve balance included in the ITRs with base date June 30, 2020 (R$1.165 billion), except for the reserves referred to in article 7, § 1, of ICVM 567.

This program will run until January 27, 2022, with acquisitions made at B3, at market prices, observing the legal and regulatory limits.

the maximum amounts authorized for acquisition will be 38,320,512 common shares. The number of shares outstanding is 446,496,249 common shares, according to the definition given by article nº 8, § 3, item I, of ICVM 567.

During the year ended December 31, 2020, 518,800 shares of the Company were acquired, of which 232,000 were preferred shares and 286,800 common shares, for the amount of R$22,689.

g)  Earnings per share

Basic and diluted earnings per share were calculated by dividing profit attributed to the Company’s shareholders by the weighted average number of outstanding common and preferred shares.

Below, we present the earnings per share calculations for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Net income for the year	4,770,527	5,001,014	8,928,258
Common shares	1,991,046	1,581,308	2,823,093
Preferred shares	2,779,481	3,419,706	6,105,165

Number of shares (thousands):	1,688,615	1,688,694	1,688,694
Weighted average number of outstanding common shares for the year	685,522	569,354	569,354
Weighted average number of outstanding preferred shares for the year	1,003,093	1,119,340	1,119,340

Basic and diluted earnings per share:	2.90	2.78	4.96
Common shares
Preferred shares	2.77	3.06	5.45